Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment consist of the following:

	December 31,
	2022	2021
	(in thousands)
Leasehold improvements	$6,402	$6,512
Machinery and equipment	898	922
Furniture and fixtures	983	983
Research and development equipment	6,126	4,712
Computer hardware and software	1,983	1,708
Construction in progress	1,157	382

Subtotal	17,549	15,219
Less: Accumulated depreciation	6,739	4,345

Property and equipment, net	$10,810	$10,874